Annual Fund Operating Expenses	Jan. 28, 2026
3EDGE Dynamic Fixed Income ETF | 3EDGE Dynamic Fixed Income ETF Shares
Prospectus [Line Items]
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	0.79%
3EDGE Dynamic Hard Assets ETF | 3EDGE Dynamic Hard Assets ETF Shares
Prospectus [Line Items]
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.01%
3EDGE Dynamic International Equity ETF | 3EDGE Dynamic International Equity ETF Shares
Prospectus [Line Items]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.26%
Expenses (as a percentage of Assets)	0.97%
3EDGE Dynamic US Equity ETF | 3EDGE Dynamic US Equity ETF Shares
Prospectus [Line Items]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.20%
Expenses (as a percentage of Assets)	0.91%
Cullen Enhanced Equity Income ETF | Cullen Enhanced Equity Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.55%	[1]
Vontobel U.S. Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Vontobel U.S. Equity Fund | A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%	[2]
Component2 Other Expenses	2.02%
Other Expenses (as a percentage of Assets):	2.17%
Expenses (as a percentage of Assets)	2.92%	[3]
Fee Waiver or Reimbursement	(2.02%)	[4]
Net Expenses (as a percentage of Assets)	0.90%
Vontobel U.S. Equity Fund | Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[2]
Component2 Other Expenses	1.05%
Other Expenses (as a percentage of Assets):	1.20%
Expenses (as a percentage of Assets)	1.70%	[3]
Fee Waiver or Reimbursement	(1.05%)	[4]
Net Expenses (as a percentage of Assets)	0.65%
Vontobel U.S. Equity Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[2]
Component2 Other Expenses	0.53%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.03%	[3]
Fee Waiver or Reimbursement	(0.53%)	[4]
Net Expenses (as a percentage of Assets)	0.50%

[1]	Cullen Capital Management, LLC (the “Adviser”), the Fund’s investment adviser, will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Shareholder Servicing Fees for A Shares and Y Shares have been restated to reflect amounts expected to be incurred during the current fiscal year.
[3]	The Total Annual Fund Operating Expenses for A Shares and Y Shares, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund’s Financial Highlights because Shareholder Servicing Fees for A Shares and Y Shares have been restated to reflect amounts expected to be incurred during the current fiscal year.
[4]	Vontobel Asset Management, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of each of the Fund’s share classes until January 31, 2027. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.